Accounts Receivable	12 Months Ended
Mar. 31, 2026
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]

5. Accounts Receivable

The Company has evaluated the carrying value of accounts receivable as at March 31, 2026 and 2025 in accordance with IFRS 9. During the year ended March 31, 2026 the Company recognized an allowance / (recovery) for doubtful accounts, net of payments collected, of $10,528 (2025 - ($12,277)). As at March 31, 2026 the Company had an accounts receivable net of allowances balance of $331,822 (2025 - $541,793). 1 customer (2025 - 2 customers) represented more than 10% of this balance, and these customers in aggregate represented 72% (2025 - 53%) of the balance.

	March 31, 2026	March 31, 2025
Allowance for doubtful accounts, beginning of year	$563,152	$1,459,243
plus: new allowance recognized	15,209	261,686
less: AFDA written off as uncollectible	(316,892)	(883,814)
less: allowance collected	(4,681)	(273,963)

Allowance for doubtful accounts, end of year	$256,788	$563,152